FINANCE LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2019
FINANCE LEASE OBLIGATIONS
FINANCE LEASE OBLIGATIONS

17.    FINANCE LEASE OBLIGATIONS

Certain computer, UPS and switch equipment were acquired through finance leases entered into by the Group. Future minimum lease payments under non-cancellable finance lease arrangements are as follows:

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000
2019	25,311	—	—
2020	24,003	31,782	4,565
2021	21,503	27,027	3,882

Total minimum lease payment	70,817	58,809	8,447
Less: amount representing interest	(9,159)	(7,511)	(1,078)

Present value of remaining minimum lease payment	61,658	51,298	7,369
Less: current portion	20,299	26,057	3,743
Non-current portion	41,359	25,241	3,626